Auditor's remuneration (Details) € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Auditor's remuneration [Abstract]
Fees payable to Technip Energies' auditors for the audit of its annual financial statements	€ (1.8)
Fees payable to Technip Energies' auditors and its associates for the audit of its subsidiaries	(3.7)
TOTAL FEES PAYABLE FOR AUDIT SERVICES	(5.5)
Audit related	0.0
Tax fees	0.0
All other fees	(0.9)
TOTAL FEES PAYABLE FOR OTHER SERVICES	(0.9)
Total fees billed related to Pricewaterhousecoopers	€ 0.3